Income tax and tax loss carryforwards (Tables)	12 Months Ended
Dec. 31, 2021
Income tax and tax loss carryforwards [Abstract]
Provision for Income Tax Recognized in the Statement of Profit or Loss
The provision for income tax recognized in the statement of profit or loss for the years ended December 31, 2021, 2020 and 2019, is as follows:

	2021	2020	2019
Income tax	$(7,015)	$(10,873)	$(14,512)
Income tax (agreement) (a)	-	-	(85,196)
Deferred income tax	28,158	30,207	35,133
Total income tax benefit (expenses)	$21,143	$19,334	$(64,575)

(a)
During 2019, Grupo TMM agreed with the Tax Administration Service to resolve the Company’s outstanding tax liabilities for the fiscal year 2010 through payment of 2.6 million pesos over a period of 36 months beginning in November 2019. As of December 31, 2021, the Company is in negotiations to restructure the agreement.

Reconciliation of the Provision for Income Tax
The reconciliation between the provision for income tax based on the statutory income tax rate and the provision recorded by the Company at December 31, 2021, 2020 and 2019, is as follows:

	2021	2020	2019
(Loss) profit before taxes	$(269,197)	$(422,490)	$95,867
Income tax	80,759	126,747	(28,760)
Increase (decrease) from:
Difference in depreciation and amortization	135,332	(86,033)	(180,395)
Revaluation surplus	(88,112)	94,331	113,826
Materials and supplies	13	3,625	(31,073)
Inflationary and currency exchange effects on monetary assets and liabilities, net	(11,643)	(4,035)	1,236
Tax losses amortization	60,032	82,145	19,277
Provisions and allowance for doubtful accounts	(97,628)	(178,276)	54,214
Difference between the tax and book value for the sale of assets	(35,950)	(14,276)	(13,133)
Difference between the tax and book value for the sale of shares of subsidiaries	-	(104)	97,284
Non-deductible expenses	(21,660)	(4,790)	(11,855)
Income tax (agreement)	-	-	(85,196)
Benefit (provision) for income tax	$21,143	$19,334	$(64,575)

Components of Deferred Tax Liability
The components of deferred tax liability at December 31, 2021 and 2020, are comprised as follows:

	2021	2020
Portion of tax loss carryforwards for subsequent years	$336,395	$350,272
Inventories and provisions – net	17,378	41,080
Concession rights and property, vessels and equipment	(559,949)	(706,976)
Total deferred tax liability	$(206,176)	$(315,624)

Cumulative Tax Losses
As of December 31, 2021, Grupo TMM and its subsidiaries, report the following cumulative tax losses, which are restated applying the National Consumer Price Index (NCPI) factors in accordance with Mexican law.

Year in which the loss was incurrred	Amounts	Year of expiration
2012	$167,067	2022
2013	189,383	2023
2014	182,922	2024
2015	44,315	2025
2016	427,900	2026
2017	123,127	2027
2018	227,835	2028
2019	526,994	2029
2020	480,135	2030
2021	240,502	2031
	$2,610,180